Summary of Significant Accounting Policies - Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas (Details)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2020		Jun. 30, 2019		Jun. 30, 2020		Jun. 30, 2019		Dec. 31, 2019	Dec. 31, 2018
North America [Member]
Concentration Risk, Percentage	98.00%		73.00%		93.00%		75.00%		76.00%	80.00%
Europe [Member]
Concentration Risk, Percentage		[1]	18.00%		18.00%			[1]	15.00%	7.00%
Asia-Pacific [Member]
Concentration Risk, Percentage									9.00%	13.00%
Customer A [Member]
Concentration Risk, Percentage		[1]	27.00%				25.00%		14.00%	21.00%
Customer B [Member]
Concentration Risk, Percentage	11.00%			[1]		[1]		[1]
Customer C [Member]
Concentration Risk, Percentage	11.00%			[1]		[1]		[1]

[1]	Customer did not represent greater than 10% of total net revenue.